Business Combinations (Detail Textuals 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue	$ 14,143,000	$ 17,575,000	$ 47,365,000	$ 46,067,000	$ 60,692,000	$ 71,501,000	[1]
Net loss	(563,000)	(167,000)	(696,000)	(3,385,000)	(5,218,000)	(3,866,000)	[1]
Apex [Member]
Business Acquisition [Line Items]
Amortization of intangible assets						572,000
Net increase in interest expense						291,000
Number of common stock issued (in shares)						325,000
Illume Mobile [Member]
Business Acquisition [Line Items]
Amortization of intangible assets						125,000
Number of common stock issued (in shares)						617,284
Apex and Illume Mobile's
Business Acquisition [Line Items]
Revenue						1,500,000
Net loss						$ 1,800,000

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.